Income taxes - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance at the beginning of the year	¥ 47,430	¥ 621	¥ 474
Additions	25,353	46,809	147
Balance at the end of the year	72,783	47,430	¥ 621
Uncertain tax positions related to commission expense	176,880
Unrecognized uncertain tax positions	¥ 209,078	¥ 0